10. Shareholders’ Equity (Details 2)	Dec. 31, 2017 shares yr	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	3,618,509	3,701,595	3,585,000
Options exercisable	1,721,287	2,115,762
$12.60
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	530,000
Remaining contractual life | yr	.17
Options exercisable	530,000
$12.61
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	100,000
Remaining contractual life | yr	.50
Options exercisable	100,000
$8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	50,000
Remaining contractual life | yr	1.00
Options exercisable	50,000
$10.36
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	400,000
Remaining contractual life | yr	1.25
Options exercisable	400,000
$9.72
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	50,000
Remaining contractual life | yr	1.50
Options exercisable	50,000
$9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	425,000
Remaining contractual life | yr	2.33
Options exercisable	0
$11.13
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	350,000
Remaining contractual life | yr	3.00
Options exercisable	360,000
$13.52
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	100,000
Remaining contractual life | yr	3.00
Options exercisable	66,666
$17.16
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	50,000
Remaining contractual life | yr	3.42
Options exercisable	16,667
$17.14
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	50,000
Remaining contractual life | yr	3.67
Options exercisable	0
$10.45
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	865,833
Remaining contractual life | yr	4.00
Options exercisable	105,278
$13.14
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	605,000
Remaining contractual life | yr	5.00
Options exercisable	0
$6.30
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	42,676
Options exercisable	42,676
$6.30 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Remaining contractual life | yr	1.08
$6.30 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Remaining contractual life | yr	3.25